financing costs (Tables)	12 Months Ended
Dec. 31, 2022
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2022	2021
Interest expense
Interest on long-term debt, excluding lease liabilities - gross		$779	$683
Interest on long-term debt, excluding lease liabilities - capitalized [1]		(30)	(3)
Interest on long-term debt, excluding lease liabilities		749	680
Interest on lease liabilities	19	74	66
Interest on short-term borrowings and other		16	15
Interest accretion on provisions	25	20	18
Long-term debt prepayment premium		—	10
		859	789
Employee defined benefit plans net interest	15	8	26
Foreign exchange		(25)	(3)
Virtual power purchase agreements unrealized change in forward element		(193)	—
		649	812
Interest income		(17)	(16)
		$632	$796
Net interest cost	3	$847	$773
Interest on long-term debt, excluding lease liabilities - capitalized [1]		(30)	(3)
Employee defined benefit plans net interest		8	26
Virtual power purchase agreements unrealized change in forward element		(193)	—
		$632	$796

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 3.10% was capitalized to intangible assets with indefinite lives during the period.